Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	€ 1,761	€ 2,019	€ 2,142
Fair value items	(837)	(689)	(409)
Realized gains / (losses) on investments	142	403	(79)
Impairment charges	(264)	(95)	(58)
Impairment reversals	28	73	39
Other income / (charges)	(1,224)	(281)	(874)
Run-off businesses	29	23	(14)
Income / (loss) before tax	(364)	1,453	746
Income tax (expense) / benefit	229	(217)	(39)
Net income / (loss)	(135)	1,236	707
Revenues
Life insurance gross premiums	13,929	15,926	16,969
Accident and health insurance	1,784	1,823	1,979
General insurance	386	390	367
Total gross premiums	16,099	18,138	19,316
Investment income	7,149	7,531	7,035
Fee and commission income	2,405	2,523	2,558
Other revenues	4	6	5
Total revenues	25,657	28,197	28,914
Segment total [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	1,729	1,969	2,069
Fair value items	(750)	(601)	(291)
Realized gains / (losses) on investments	150	405	(77)
Impairment charges	(265)	(95)	(58)
Impairment reversals	28	73	39
Other income / (charges)	(1,239)	(281)	(875)
Run-off businesses	29	23	(14)
Income / (loss) before tax	(317)	1,493	794
Income tax (expense) / benefit	181	(257)	(86)
Net income / (loss)	(135)	1,236	707
Revenues
Life insurance gross premiums	14,654	16,617	17,548
Accident and health insurance	1,844	1,872	2,015
General insurance	519	512	479
Total gross premiums	17,016	19,002	20,042
Investment income	7,212	7,595	7,095
Fee and commission income	2,713	2,740	2,782
Other revenues	14	16	12
Total revenues	26,955	29,352	29,930
Geographical Consolidation [member] | Asset management [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	182	139	151
Fair value items	22
Realized gains / (losses) on investments	1		2
Impairment charges	(1)
Other income / (charges)	(8)	(7)	(5)
Income / (loss) before tax	195	133	149
Income tax (expense) / benefit	(44)	(36)	(44)
Net income / (loss)	151	97	105
Inter-segment underlying earnings	193	193	198
Revenues
Life insurance gross premiums	0
Investment income	7	5	5
Fee and commission income	750	627	632
Other revenues	2	1	1
Total revenues	759	633	638
Inter-segment revenues	188	187	206
Geographical Consolidation [member] | Holding and other activities [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	(237)	(228)	(189)
Fair value items	(36)	(4)	5
Realized gains / (losses) on investments	(3)	1	4
Impairment charges	(25)	(10)	(9)
Other income / (charges)	(130)	(95)	(57)
Income / (loss) before tax	(433)	(335)	(247)
Income tax (expense) / benefit	78	65	46
Net income / (loss)	(355)	(270)	(201)
Inter-segment underlying earnings	62	79	80
Revenues
Life insurance gross premiums	4	11	9
General insurance		1	1
Total gross premiums	5	12	10
Investment income	261	269	286
Fee and commission income	(9)
Other revenues	3	5	4
Total revenues	260	286	300
Inter-segment revenues	264	280	290
Geographical Consolidation [member] | International [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	156	144	145
Fair value items	1	2	9
Realized gains / (losses) on investments	46	36	(8)
Impairment charges	(16)	(1)	(7)
Impairment reversals		1	1
Other income / (charges)	(1)	15	(33)
Run-off businesses		0
Income / (loss) before tax	186	198	107
Income tax (expense) / benefit	(22)	(33)	(43)
Net income / (loss)	164	165	64
Inter-segment underlying earnings	(35)	(19)	(23)
Revenues
Life insurance gross premiums	1,095	1,289	1,402
Accident and health insurance	193	201	195
General insurance	388	382	343
Total gross premiums	1,677	1,872	1,940
Investment income	362	379	351
Fee and commission income	50	109	121
Other revenues	1	2	2
Total revenues	2,091	2,362	2,414
Geographical Consolidation [member] | Americas [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	820	1,125	1,217
Fair value items	(505)	272	(613)
Realized gains / (losses) on investments	93	125	(204)
Impairment charges	(173)	(54)	(46)
Impairment reversals	27	68	37
Other income / (charges)	(1,110)	(156)	(397)
Run-off businesses	29	23	(14)
Income / (loss) before tax	(819)	1,403	(19)
Income tax (expense) / benefit	284	(220)	71
Net income / (loss)	(535)	1,183	52
Inter-segment underlying earnings	(40)	(61)	(73)
Revenues
Life insurance gross premiums	7,105	7,279	7,004
Accident and health insurance	1,380	1,416	1,571
Total gross premiums	8,485	8,694	8,575
Investment income	2,986	3,172	3,125
Fee and commission income	1,653	1,757	1,826
Other revenues	7	8	5
Total revenues	13,131	13,631	13,530
Inter-segment revenues	1	1	1
Geographical Consolidation [member] | The Netherlands [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	665	648	615
Fair value items	(230)	(741)	250
Realized gains / (losses) on investments	14	240	46
Impairment charges	(50)	(30)	4
Impairment reversals	1	5	2
Other income / (charges)	78	(1)	(132)
Income / (loss) before tax	478	121	784
Income tax (expense) / benefit	(107)	(27)	(136)
Net income / (loss)	371	94	648
Inter-segment underlying earnings	(87)	(105)	(101)
Revenues
Life insurance gross premiums	1,619	1,765	1,632
Accident and health insurance	245	228	219
General insurance	130	130	136
Total gross premiums	1,994	2,123	1,987
Investment income	2,083	2,224	2,265
Fee and commission income	255	237	211
Total revenues	4,332	4,583	4,463
Inter-segment revenues	21	12	2
Geographical Consolidation [member] | United Kingdom [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	144	139	128
Fair value items	(2)	(131)	59
Realized gains / (losses) on investments		3	83
Other income / (charges)	(68)	(38)	(252)
Income / (loss) before tax	74	(27)	19
Income tax (expense) / benefit	(7)	(7)	20
Net income / (loss)	67	(34)	38
Inter-segment underlying earnings	(86)	(87)	(82)
Revenues
Life insurance gross premiums	4,833	6,282	7,509
Accident and health insurance	25	28	29
Total gross premiums	4,858	6,309	7,539
Investment income	1,795	1,830	1,346
Fee and commission income	194	197	198
Total revenues	6,847	8,337	9,083
Eliminations [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	1	1	1
Income / (loss) before tax	1	1	1
Net income / (loss)	1	1	1
Revenues
Life insurance gross premiums	(3)	(8)	(7)
General insurance		(1)	(1)
Total gross premiums	(3)	(9)	(8)
Investment income	(281)	(284)	(284)
Fee and commission income	(180)	(187)	(206)
Total revenues	(465)	(480)	(499)
Joint ventures and associates eliminations [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	31	50	72
Fair value items	(87)	(88)	(119)
Realized gains / (losses) on investments	(8)	(2)	(2)
Impairment charges	1
Other income / (charges)	15		1
Income / (loss) before tax	(47)	(40)	(47)
Income tax (expense) / benefit	47	40	47
Revenues
Life insurance gross premiums	(726)	(691)	(579)
Accident and health insurance	(59)	(50)	(36)
General insurance	(132)	(122)	(112)
Total gross premiums	(917)	(864)	(727)
Investment income	(63)	(64)	(59)
Fee and commission income	(308)	(218)	(224)
Other revenues	(10)	(10)	(6)
Total revenues	€ (1,298)	€ (1,155)	€ (1,016)